Deposits	12 Months Ended
Dec. 31, 2013
Deposits [Abstract]
Deposits
(10)	Deposits

The aggregate amount of overdrawn deposit accounts reclassified as loan balances totaled $400,552 and $389,331 as of December 31, 2013 and 2012, respectively.

Components of interest-bearing deposits as of December 31 are as follows:

	2013	2012

Interest-Bearing Demand	$357,290,975	$314,030,843
Savings	54,094,617	48,777,743
Time, $100,000 and Over	220,672,794	211,244,750
Other Time	240,210,393	281,665,013

	$872,268,779	$855,718,349

At December 31, 2013 and 2012, the Company had brokered deposits of $26,579,934 and $28,229,608, respectively.  Of the brokered deposits at December 31, 2013 and 2012, $26,579,934 and $28,229,608 represented Certificate of Deposits Account Registry Service (CDARS) reciprocal deposits in which customers placed core deposits into the CDARS program for FDIC insurance coverage and the Company received reciprocal brokered deposits in a like amount.  Thus, brokered deposits less the reciprocal deposits totaled $0 at December 31, 2013 and 2012.  The aggregate amount of short-term jumbo certificates of deposit, each with a minimum denomination of $100,000, was approximately $143,388,694 and $161,530,500 as of December 31, 2013 and 2012, respectively.

As of December 31, 2013, the scheduled maturities of certificates of deposit are as follows:

Year	Amount

2014	$322,971,106
2015	69,000,752
2016	37,944,799
2017	12,974,997
2018 and Thereafter	17,991,533

$460,883,187